Earnings per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of computations of basic and diluted earnings per share
The computations of basic and diluted EPS for the years ended December 31, 2020, 2019 and 2018 were as follows:

	Year Ended December 31,
	2020	2019	2018
Net (loss) income for the computation of basic EPS	$(298,566)	$1,145,694	$1,015,632
Weighted average ordinary shares outstanding—basic	127,743,828	134,570,169	145,162,220
Basic EPS	$(2.34)	$8.51	$7.00

	Year Ended December 31,
	2020	2019	2018
Net (loss) income for the computation of diluted EPS	$(298,566)	$1,145,694	$1,015,632
Weighted average ordinary shares outstanding—diluted	127,743,828	135,898,139	148,706,266
Diluted EPS	$(2.34)	$8.43	$6.83

Schedule of computation of ordinary shares outstanding, excluding unvested restricted stock
The computations of ordinary shares outstanding, excluding shares of unvested restricted stock, as of December 31, 2020, 2019 and 2018 were as follows:

	As of December 31,
	2020	2019	2018
	Number of ordinary shares
Ordinary shares issued	138,847,345	141,847,345	151,847,345
Treasury shares	(8,448,807)	(10,263,856)	(9,172,681)
Ordinary shares outstanding	130,398,538	131,583,489	142,674,664
Shares of unvested restricted stock	(2,552,346)	(2,354,318)	(2,429,442)
Ordinary shares outstanding, excluding shares of unvested restricted stock	127,846,192	129,229,171	140,245,222